Note 5 - Short-term Investments - Summary of Short-term Investments (Details) - Bank Time Deposits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 6,172	$ 17,601
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 6,172	$ 17,601